Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of compensation for key management personnel

For the years ended December 31,	2025	2024
Total salaries and short-term employee benefits[1]	$8,495	$11,857
Stock-based compensation[2]	18,449	4,287
	$26,944	$16,144
1.	Includes salary, benefits, and bonuses earned in the period.
2.	Represents stock options, restricted share units, performance share units and deferred share units.